Expense Example - FidelityAdvisorFocusFunds-AMCIZComboPRO - FidelityAdvisorFocusFunds-AMCIZComboPRO - Fidelity Advisor Financials Fund	Sep. 28, 2024 USD ($)
Fidelity Advisor Financials Fund - Class A
Expense Example:
1 year	$ 672
3 years	878
5 years	1,101
10 years	1,740
Fidelity Advisor Financials Fund - Class C
Expense Example:
1 year	278
3 years	551
5 years	949
10 years	1,867
Fidelity Advisor Financials Fund - Class M
Expense Example:
1 year	473
3 years	733
5 years	1,012
10 years	1,808
Fidelity Advisor Financials Fund - Class I
Expense Example:
1 year	75
3 years	233
5 years	406
10 years	906
Fidelity Advisor Financials Fund - Class Z
Expense Example:
1 year	61
3 years	192
5 years	335
10 years	$ 750